Royalties, mining and income tax, and deferred tax - Revenue from Mineral Resource (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Royalties, and mining and income tax and deferred tax
Gross revenue factor, refined minerals	12.5
Gross revenue factor, unrefined minerals	9
Additional percentage used in calculating royalty	0.50%
Maximum royalty percentage introduced on refined minerals	5.00%
Maximum royalty percentage introduced on unrefined minerals	7.00%
Royalties	R (1,219)	R (543)	R (1,050)
Prior year royalty tax adjustment	74	0	0
Total royalties	R (1,145)	R (543)	R (1,050)
Average effective tax rate	(1053.00%)	(36.00%)	6.00%
Current tax	R (2,418)	R (1,418)	R (3,178)
Mining tax	(2,075)	(752)	(2,960)
Non-mining tax	(157)	(427)	(370)
Company and withholding tax	(186)	(239)	152
Deferred tax	(1,910)	(78)	5,594
Deferred tax charge	(1,796)	(333)	6,277
Prior year adjustment	(11)	(109)	43
Deferred tax rate adjustment	(103)	364	(726)
Total mining and income tax	R (4,328)	(1,496)	2,416
Maximum
Royalties, and mining and income tax and deferred tax
Average effective tax rate	15.00%
Gold
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.50%
PGMs
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.90%
Australia
Royalties, and mining and income tax and deferred tax
Royalties	R (232)	(216)	(131)
South Africa
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	(102)	570	(731)
United States
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	(1)	(206)	5
SA gold operations
Royalties, and mining and income tax and deferred tax
Royalties	(202)	(115)	(115)
PGM operations
Royalties, and mining and income tax and deferred tax
Royalties	R (785)	R (212)	R (804)